Schedule of Supplemental Balance Sheet Information (Details) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lease Right-of-use Assets And Lease Liabilities
Operating lease cost	$ 510,430	$ 466,296
Amortization of lease liabilities	$ 95,427	$ 57,597